Earnings Per Share (''EPS'') (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Jul. 02, 2017	Jul. 03, 2016	Jun. 28, 2015
Reconciliation of the components of the basic and diluted per share
Net income attributable to STRATTEC	$ 7,197	$ 9,149	$ 20,654
Less: Income attributable to participating securities	1	58	258
Net income attributable to common shareholders	$ 7,196	$ 9,091	$ 20,396
Weighted average shares of common stock outstanding	3,588	3,559	3,515
Incremental shares – stock based compensation	82	62	89
Diluted weighted average shares of common stock outstanding	3,670	3,621	3,604
Basic earnings per share	$ 2.01	$ 2.55	$ 5.80
Diluted earnings per share	$ 1.96	$ 2.51	$ 5.66